Goodwill and intangible assets	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
4. Goodwill and intangible assets
Goodwill
Goodwill relates to the 2015 acquisition of Nextracker LLC and the 2016 acquisition of BrightBox by Flex on behalf of Nextracker LLC. As of June 30, 2023 and March 31, 2023, goodwill totaled $265.2 million, respectively and is not deductible for tax purposes.
Other intangible assets
The components of identifiable intangible assets are as follows:

	As of June 30, 2023			As of March 31, 2023
(In thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trade name and other intangibles	$2,500	$(1,242)	$1,258	$2,500	$(1,179)	$1,321

Total	$2,500	$(1,242)	$1,258	$2,500	$(1,179)	$1,321

Total intangible asset amortization expense recognized in operations was immaterial for the periods presented.

5. Goodwill and intangible assets
Goodwill
Goodwill relates to the 2015 acquisition of Nextracker and the 2016 acquisition of BrightBox by Flex on behalf of Nextracker. As of March 31, 2023 and March 31, 2022, goodwill totaled $265.2 million, respectively and is not deductible for tax purposes.
Other intangible assets
Nextracker amortizes identifiable intangible assets consisting of developed technology, customer relationships, and trade names because these assets have finite lives. Nextracker’s intangible assets are amortized on a straight-line basis over the estimated useful lives. The basis of amortization approximates the pattern in which the assets are utilized over their estimated useful lives. No residual value is estimated for any intangible assets. The fair value of Nextracker’s intangible assets is determined based on management’s estimates of cash flows and recoverability.
Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. An impairment loss is recognized when the carrying amount of an intangible asset exceeds its fair value. Nextracker reviewed the carrying value of its intangible assets as of March 31, 2023 and 2022, and concluded that such amounts continued to be recoverable.
The components of identifiable intangible assets are as follows:

	Weighted- average remaining useful life (in years)	As of March 31, 2023			As of March 31, 2022
(In thousands)		Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trade name and other intangibles	5	$2,500	$(1,179)	$1,321	$15,900	$(13,372)	$2,528

Total		$2,500	$(1,179)	$1,321	$15,900	$(13,372)	$2,528

The gross carrying amount of intangible assets are removed when fully amortized. Total intangible asset amortization expense recognized in operations during the fiscal years ended March 31, 2023, 2022 and 2021 are as follows:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Cost of sales	$250	$4,043	$8,082
Selling general and administrative expense	957	4,422	6,931

Total amortization expense	$1,207	$8,465	$15,013

Estimated future annual amortization expense for the
above
amortizable intangible assets are as follows:

(in thousands)	Amount

Fiscal year ending March 31,
2024	$250
2025	250
2026	250
2027	250
2028	250
Thereafter	71

Total amortization expense	$1,321